Changes in disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of reconcile the changes in presentation in prior years for comparative effects on the consolidated statement of financial position
The following table reconcile the changes in presentation in prior years for comparative effects on the consolidated statement of financial position:

	As previosly reported	Reclasification	2019 (Restated)
Current liabilities
Loans and borrowings	$117,238	$5,344	$122,582
Taxes and interest payable	$51,611	$(5,344)	$46,267